CAPITAL MANAGEMENT - Schedule of Strategy Measures (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of objectives, policies and processes for managing capital [line items]
Deferred income tax liabilities, net	$ 7,160	$ 6,437
Interests held in BRHC by Brookfield renewable	5,245	4,432
Equity	9,232	12,108	$ 17,129	$ 16,824
The partnership	(406)	1,341
Total capitalization	$ 42,003	$ 40,989
Debt-to-total capitalization percentage	37.00%	34.00%
Deferred financing fees	$ 86	$ 69
Non-recourse borrowings
Disclosure of objectives, policies and processes for managing capital [line items]
Non-recourse borrowings	15,350	13,844
BEPC exchangeable and class A.2 exchangeable shares
Disclosure of objectives, policies and processes for managing capital [line items]
Exchangeable shares	5,016	4,168
Participating non-controlling interests – in operating subsidiaries
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	9,305	10,508	11,070	10,680
Participating non-controlling interests – in a holding subsidiary held by the partnership
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	$ 333	$ 259	$ 272	$ 271